Filed electronically with the Securities and Exchange Commission on
                                November 27, 2002

                                                            File No. 33-17777
                                                            File No. 811-5357

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /_/

                           Pre-Effective Amendment No.                       /_/
                                                      --
                         Post-Effective Amendment No. 22                     /X/
                                     And/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /_/

                                Amendment No. 22                             /X/
                                              --

                             SCUDDER BLUE CHIP FUND
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 312-537-7000
                                                            ------------


                   John Millette, Vice President and Secretary
                             Scudder Blue Chip Fund
                     2 International Place, Boston, MA 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/_/      Immediately upon filing pursuant to paragraph (b)
/_/      60 days after filing pursuant to paragraph (a) (1)
/_/      75 days after filing pursuant to paragraph (a) (2)
/X/      On November 27, 2002 pursuant to paragraph (b)
/_/      On __________________pursuant to paragraph (a) (1)
/_/      On __________________ pursuant to paragraph (a) (2) of Rule 485
/_/      On __________________ pursuant to paragraph (a) (3) of Rule 485

         If appropriate, check the following box:
/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 22 ("Amendment") to the Registration Statement on Form N-1A for Scudder Blue Chip Fund is being filed for the sole purpose of incorporating the Powers of Attorney for the previously filed Post-Effective Amendment No. 21, as filed on February 28, 2002, which were inadvertently omitted form the filing.

                             SCUDDER BLUE CHIP FUND

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------
                    (a)                     Amended and Restated Declaration of Trust
                                            (Incorporated by reference to Post-Effective Amendment No. 12 to the
                                            Registrant's Registration Statement.)

                   (a)(1)                   Certificate of Amendment of Declaration of Trust dated June 11, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                            Registrant's Registration Statement.)

                    (b)                     By-laws
                                            (Incorporated by reference to Post-Effective Amendment No. 12 to
                                            Registrant's Registration Statement.)

                   (b)(2)                   Amendment to the By-laws
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to
                                            Registrant's Registration Statement.)

                   (c)(1)                   Text of Share Certificate.
                                            (Incorporated by reference to Post-Effective Amendment No. 12 to the
                                            Registrant's Registration Statement.)

                   (c)(2)                   Written Instrument Establishing and Designating Separate Classes of Shares
                                            (Incorporated by reference to Post-Effective Amendment No. 12 to the
                                            Registrant's Registration Statement.)

                   (c)(3)                   Amended and Restated Written Instrument Establishing and Designating
                                                    Separate Classes of Shares.
                                            (Incorporated by reference to Post-Effective Amendment No. 13 to the
                                            Registrant's Registration Statement.)

                   (d)(1)                   Investment Advisory Contracts (IMA) between the Registrant and Scudder
                                            Kemper Investments, Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 15 to the
                                            Registrant's Registration Statement..)

                   (e)(1)                   Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 15 to the
                                            Registrant's Registration Statement.)

                    (f)                     Inapplicable.

                   (g)(1)                   Foreign Custody Agreement between the Registrant, on behalf of Scudder Blue
                                            Chip Fund, and The Chase Manhattan Bank.
                                            (Incorporated by reference to Post-Effective Amendment No. 12 to
                                            Registrant's Registration Statement.)

                   (g)(2)                   Custodian Agreement dated March 3, 1999 between the Registrant and State
                                            Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to
                                            Registrant's Registration Statement.)

                 (g)(2)(a)                  Amendment to Custody Contract dated March 31, 1999 between the Registrant and State Street Bank and Trust Company
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to
                                            Registrant's Registration Statement.)

                 (g)(2)(b)                  Amendment to Custody Contract dated July 2, 2001 between the Registrant and
                                            State Street Bank and Trust Company
                                            (Incorporated by reference to Post-Effective Amendment No. 21 to
                                            Registrant's Registration Statement.)

                   (h)(1)                   Agency Agreement.
                                            (Incorporated by reference to Post-Effective Amendment No. 12 to
                                            Registrant's Registration Statement.)

                 (h)(1)(a)                  Supplement to Agency Agreement dated January 1, 1999
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to
                                            Registrant's Registration Statement.)

                 (h)(1)(b)                  Supplement to Agency Agreement between Registrant and Investors Fiduciary
                                            Trust Company dated June 1, 1997.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to
                                            Registrant's Registration Statement.)

                   (h)(2)                   Administrative Services Agreement between the Registrant and Kemper
                                            Distributors, Inc. dated April 1, 1997.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to
                                            Registrant's Registration Statement.)

                 (h)(2)(a)                  Administrative Services Agreement with Zurich Scudder Investments, Inc., dated July 1, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 21 to
                                            Registrant's Registration Statement.)

                 (h)(2)(b)                  Amended Fee Schedule for Administrative Services Agreement dated January 1,
                                            2000
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to
                                            Registrant's Registration Statement.)

                   (h)(3)                   Fund Accounting Agreement between the Registrant and Scudder Fund Accounting
                                            Corporation dated December 31, 1997.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to
                                            Registrant's Registration Statement.)

                    (i)                     Inapplicable.

                    (j)                     Inapplicable.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                   (m)(1)                   Rule 12b-1 Plan between Scudder Blue Chip Fund (Class B Shares) and Kemper
                                            Distributors, Inc. dated August 1, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 15 to the


                                            Registrant's Registration Statement.)

                   (m)(2)                   Rule 12b-1 Plan between Scudder Blue Chip Fund (Class C Shares) and Kemper
                                            Distributors, Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 15 to the
                                            Registrant's Registration Statement.)

                   (m)(3)                   Rule 12b-1 Plan between Scudder Blue Chip Fund (Class A Shares) and Scudder
                                            Distributors, Inc. dated July 1, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                            Registrant's Registration Statement.)

                   (m)(4)                   Amended and Restated Rule 12b-1 Plan between Scudder Blue Chip Fund (Class B
                                            Shares) and Scudder Distributors, Inc. dated July 1, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                            Registrant's Registration Statement.)

                   (m)(5)                   Amended and RestatedRule 12b-1 Plan between Scudder Blue Chip Fund (Class C
                                            Shares) and Scudder Distributors, Inc. dated July 1, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                            Registrant's Registration Statement.)

                   (m)(6)                   Shareholder Services Agreement dated July 1, 2001 between Scudder Blue Chip
                                            Fund and Scudder Distributors, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                            Registrant's Registration Statement.)

                    (n)                     Rule 18f-3 Plan.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to
                                            Registrant's Registration Statement.)

                   (n)(1)                   Amended and Restated 18f-3 Plan dated July 1, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 21 to
                                            Registrant's Registration Statement.)

                   (p)(1)                   Scudder Kemper Investments, Inc. and Kemper Distributors Code of Ethics
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to
                                            Registrant's Registration Statement.)

                   (p)(2)                   Code of Ethics of the Registrant
                                            (Incorporated by reference to Post-Effective Amendment No. 20 to
                                            Registrant's Registration Statement.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Item 26.          Business and Other Connections of Investment Adviser.
--------          -----------------------------------------------------

         Deutsche Investment Management Americas Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

Name                  Business and Other Connections of Board of Directors of Registrant's Advisor
----                  ----------------------------------------------------------------------------

Thomas F. Eggers*               Deutsche Investment Management Americas Inc., President and CEO

Deborah Flickinger**            Deutsche Investment Management Americas Inc., Director

Thomas Hughes**                 Deutsche Investment Management Americas Inc., Chairman and Director

William Shiebler**              Deutsche Investment Management Americas Inc., Director

Philipp von Girsewald***        Deutsche Investment Management Americas Inc., Director

*             345 Park Avenue, New York, NY
**            280 Park Avenue, New York, NY
***           Taunusanlage 12, Frankfurt, Germany


Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of other Registrants managed by Deutsche Investment Management Americas Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Thomas F. Eggers              Chairman and Director                    None
         345 Park Avenue
         New York, NY 10154

         Jonathan R. Baum              President and Director                   None
         345 Park Avenue
         New York, NY  10154

         William F. Glavin             Vice President and Director              Trustee and President
         Two International Place
         Boston, MA  02110-4103

         James J. McGovern             Chief Financial Officer and Treasurer    None
         345 Park Avenue
         New York, NY  10054

         Caroline Pearson              Secretary                                Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Linda J. Wondrack             Vice President and Chief                 None
         Two International Place       Compliance Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Scott B. David                Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         M. Patrick Donovan            Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Michael E. Harrington         Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Dean Jackson                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Johnston A. Norris            Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Todd N. Gierke                Assistant Treasurer                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         James E. Keating              Assistant Treasurer                      None
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                      Vice President and Assistant
         222 South Riverside Plaza                                              Secretary
         Chicago, IL  60606

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Diane E. Ratekin              Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606


         (c)      Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

         Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, IL 60606. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of November 2002.


                             SCUDDER BLUE CHIP FUND



                             By /s/ John Millette
                                -----------------
                                John Millette, Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 26, 2002 on behalf of the following persons in the capacities indicated.


   SIGNATURE                                   TITLE                                   DATE
   ---------                                   -----                                   ----

   /s/John W. Ballantine
   --------------------------------------
   John W. Ballantine*                         Trustee                                 November 26, 2002

   /s/Lewis A. Burnham
   --------------------------------------
   Lewis A. Burnham*                           Trustee                                 November 26, 2002

   /s/Paul K. Freeman
   --------------------------------------
   Paul K. Freeman*                            Trustee                                 November 26, 2002

   /s/Richard T. Hale
   --------------------------------------
   Richard T. Hale*                            Trustee, Chairman                       November 26, 2002

   /s/Donald L. Dunaway
   --------------------------------------
   Donald L. Dunaway*                          Trustee                                 November 26, 2002

   /s/James R. Edgar
   --------------------------------------
   James R. Edgar*                             Trustee                                 November 26, 2002

   /s/ William F. Glavin, Jr.
   --------------------------------------
   William F. Glavin, Jr.                      Trustee, President                      November 26, 2002

   /s/Robert B. Hoffman
   --------------------------------------
   Robert B. Hoffman*                          Trustee                                 November 26, 2002

   /s/Shirley D. Peterson
   --------------------------------------
   Shirley D. Peterson*                        Trustee                                 November 26, 2002

   /s/Fred B. Renwick
   --------------------------------------
   Fred B. Renwick*                            Trustee                                 November 26, 2002

   /s/John G. Weithers
   --------------------------------------
   John G. Weithers*                           Trustee                                 November 26, 2002




   /s/William P. Sommers                       Trustee                                 November 26, 2002
   --------------------------------------
   William P. Sommers*

   /s/ Charles A. Rizzo
   --------------------------------------
   Charles A. Rizzo                            Treasurer (Principal Financial          November 26, 2002
                                               and Accounting Officer)


*By:     /s/John Millette
         -------------------
         John Millette**

**  Attorney-in-fact pursuant to the powers of attorney filed herein.

                                POWER OF ATTORNEY

                             Scudder Blue Chip Fund

Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Philip J. Collora, John Millette, Caroline Pearson, and David Sturms and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                                 DATE
---------                                   -----                                                 ----

/s/ John W. Ballantine                                                                          July 18, 2001
--------------------------------------
John W. Ballantine                          Trustee

/s/ Lewis A. Burnham                                                                            July 18, 2001
--------------------------------------
Lewis A. Burnham                            Trustee

/s/ Mark S. Casady                                                                              July 18, 2001
--------------------------------------
Mark S. Casady                              Trustee and President

/s/ Linda C. Coughlin                                                                            July 18, 2001
--------------------------------------
Linda C. Coughlin                           Trustee, Vice President and Chairman

/s/ Donald L. Dunaway                                                                           July 18, 2001
--------------------------------------
Donald L. Dunaway                           Trustee

/s/ James R. Edgar                                                                              July 18,2001
--------------------------------------
James R. Edgar                              Trustee

/s/ William F. Glavin, Jr.                                                                      July 18,2001
--------------------------------------
William F. Glavin, Jr.                      Trustee

/s/ Robert B. Hoffman                                                                           July 18, 2001
--------------------------------------
Robert B. Hoffman                           Trustee

/s/ Shirley D. Peterson                                                                         July 18, 2001
--------------------------------------
Shirley D. Peterson                         Trustee

/s/ Fred B. Renwick                                                                             July 18, 2001
--------------------------------------
Fred B. Renwick                             Trustee

/s/ William P. Sommers                                                                          July 18, 2001
--------------------------------------
William P. Sommers                          Trustee

/s/ John G. Weithers                                                                            July 18, 2001
--------------------------------------
John G. Weithers                            Trustee

                                POWER OF ATTORNEY
                                -----------------



Scudder Aggressive Growth Fund           Scudder Target Fund
Scudder Blue Chip Fund                   Scudder Technology Fund
Scudder Dynamic Growth Fund              Scudder Total Return Fund
Scudder Equity Trust                     Scudder U.S. Government Securities Fund
Scudder Floating Rate Fund               Scudder Value Series, Inc
Scudder Focus Value Plus Growth Fund     Scudder Variable Series II
Scudder Growth Fund                      Cash Account Trust
Scudder High Yield Series                Cash Equivalent Fund
Scudder Investors Trust                  Investors Cash Trust
Scudder New Europe Fund, Inc.            Investors Municipal Cash Fund
Scudder Portfolios                       Scudder Money Funds
Scudder State Tax-Free Income Series     Scudder Yieldwise Funds
Scudder Strategic Income Fund            Tax-Exempt CA Money Market Fund



Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                        TITLE                     DATE
---------                        -----                     ----

/s/ Richard T. Hale        Director/Trustee                May 30, 2002
-------------------
Richard T. Hale

                           Director/Trustee                May 30, 2002
-------------------
Paul K. Freeman

                                POWER OF ATTORNEY
                                -----------------



Scudder Aggressive Growth Fund           Scudder Target Fund
Scudder Blue Chip Fund                   Scudder Technology Fund
Scudder Dynamic Growth Fund              Scudder Total Return Fund
Scudder Equity Trust                     Scudder U.S. Government Securities Fund
Scudder Floating Rate Fund               Scudder Value Series, Inc
Scudder Focus Value Plus Growth Fund     Scudder Variable Series II
Scudder Growth Fund                      Cash Account Trust
Scudder High Yield Series                Cash Equivalent Fund
Scudder Investors Trust                  Investors Cash Trust
Scudder New Europe Fund, Inc.            Investors Municipal Cash Fund
Scudder Portfolios                       Scudder Money Funds
Scudder State Tax-Free Income Series     Scudder Yieldwise Funds
Scudder Strategic Income Fund            Tax-Exempt CA Money Market Fund



Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                        TITLE                     DATE
---------                        -----                     ----

/s/ Paul K. Freeman        Director/Trustee                June 18, 2002
-------------------
Paul K. Freeman

                                                             File No. 33-17777
                                                             File No. 811-5357



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 22
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 22

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER BLUE CHIP FUND

                             SCUDDER BLUE CHIP FUND

                                  EXHIBIT INDEX